Segment reporting - Major customers (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) customer
Disclosure of major customers [abstract]
Sales	$ 1,778,908	$ 1,144,434	$ 1,615,222
Number of customers representing 10% or more of sales | customer			0
Top Ten Customers
Disclosure of major customers [abstract]
Sales	$ 870,039	$ 580,570	$ 643,689
Dow Silicones Corporation
Disclosure of major customers [abstract]
Percentage of Company's sales	12.20%	13.20%